Trade and other receivables, net	6 Months Ended
Jun. 30, 2021
Trade and other receivables, net
Trade and other receivables, net

7.    Trade and other receivables

	As of June 30,	As of December 31,
	2021	2020
	(Unaudited)
Current
Customers
Foreign	2,987,223	2,021,070
Domestic	2,236,968	1,913,106
Fuel price stabilization fund (1)	3,785,873	319,927
Employee loans	91,738	97,723
Industrial services	41,007	39,651
Related parties (Note 28)	28,332	105,048
Others (2)	368,495	322,567
	9,539,636	4,819,092
Non–current
Employee loans	461,709	474,693
Domestic customers	55,479	51,955
Others (2)	221,115	149,959
	738,303	676,607

(1)

Corresponds to the application of Resolution 180522 of March 29, 2010 and other regulations that modify and add it (Decree 1880 of 2014 and Decree 1068 of 2015), which establishes the procedure to recognize the subsidy for refiners and importers of motor gasoline current and ACPM, and the methodology for calculating the net position (value generated between the parity price and the regulated price, which can be positive or negative). According to the Resolution, the increase in receivables corresponds to the increase in Brent prices.

(2)	Corresponds mainly to crude oil loan agreements in transportation systems.

The carrying amounts of trade and other receivables approximate their fair values.